Geographic areas and major customers	12 Months Ended
Dec. 31, 2017
Geographic areas and major customers [Abstract]
Geographic areas and major customers
Note 12 - Geographic areas and major customers

A.	Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2015	2016	2017
	US$ thousands

North America	54,537	65,590	100,434
Europe	16,331	24,208	20,156
Asia-Pacific	11,870	10,549	5,100

	82,738	100,347	125,690

B.	Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2015	2016	2017
	US$ thousands

Customer "A"	*	*	25,888
Customer "B"	16,320	17,366	16,915
Customer "C"	*	11,628	*

*	Less than 10% of sales.

C.	Major Customers - as percentage of net Accounts Receivable balance:

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2016 and 2017, consist of the following customers:

	Year ended December 31
	2016	2017
	Percentage

Customer 1	*	30%
Customer 2	*	22%
Customer 3	11%	10%
Customer 4	11%	*

*	Less than 10% of Trade accounts receivable, net.

D.	Information on Long lived assets - Property, Plant and Equipment by geographic areas:

The following table presents the locations of the Company’s long lived assets - Property, Plant and Equipment as of December 31, 2016 and 2017:

	Year ended December 31
	2016	2017
	US$ thousands

North America	16	20
Europe	76	225
Israel	3,823	3,876

	3,915	4,121